Fair value measurements - Assets measured at fair value on a nonrecurring basis (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Fair value measurements
Fair value of long-term investments	¥ 14,445,946	$ 2,034,669	¥ 30,045,542
Fair value, nonrecurring
Fair value measurements
Fair value of long-term investments			¥ 4,000,000	$ 1,000,000
Non-observable input (Level 3) | Fair value, nonrecurring | Measurement input, revenue multiple | Minimum
Fair value measurements
Long term investments, measurement input			0.013	0.013
Non-observable input (Level 3) | Fair value, nonrecurring | Measurement input, revenue multiple | Maximum
Fair value measurements
Long term investments, measurement input			0.021	0.021
Non-observable input (Level 3) | Fair value, nonrecurring | Discount for lack of marketability | Minimum
Fair value measurements
Long term investments, measurement input			0.30	0.30
Non-observable input (Level 3) | Fair value, nonrecurring | Discount for lack of marketability | Maximum
Fair value measurements
Long term investments, measurement input			0.33	0.33